PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of property and equipment
In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at December 31, 2017	$418	$31	$89	$538
Additions	–	12	24	36
Disposals	–	–	–	–
Balance at December 31, 2018	418	$43	$113	$574
Additions	–	-	-	-
Disposals	–	–	–	–
Balance at December 31, 2019	418	$43	$113	$574
Additions	–	13	-	13
Disposals	–	–	–	–
Balance at December 31, 2020	$418	$56	$113	$587

Accumulated depreciation
Balance at December 31, 2017	418	31	89	$538
Depreciation for the year	–	2	1	3
Disposals	–	–	–	–
Balance at December 31, 2018	$418	$33	$90	$541
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2019	418	$37	$95	$550
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2020	$418	$41	$100	$559
Carrying amounts
At December 31, 2018	$-	$10	$23	$33
At December 31, 2019	$-	$6	$19	$25
At December 31, 2020	$-	$15	$13	$28